Significant Accounting Judgments, Estimates and Assumptions - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Estimated lease term for measurement of lease deposits receivable and franchise deposit liabilities at amortized cost	12 years
Asset retirement obligations [member]
Disclosure of finance lease and operating lease by lessee [line items]
Cost realization period for calculation of provision using the DCF method	12 years
Asset retirement obligations [member] | Bottom of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Discount rate used for calculation of provision using the DCF method	0.03%
Asset retirement obligations [member] | Top of range [member]
Disclosure of finance lease and operating lease by lessee [line items]
Discount rate used for calculation of provision using the DCF method	1.84%